Long term debt - Credit Facility Narrative (Details) - Credit facility	12 Months Ended
	Dec. 31, 2021 CAD ($) covenant	Dec. 03, 2021 CAD ($)	Sep. 29, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Financial Guarantee | Mikisew North American Limited Partnership
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility		$ 45,000,000
Unused borrowing availability under the revolving facility	$ 28,100,000
Revolver | Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility			$ 325,000,000
Additional borrowing limit			50,000,000
Finance lease borrowing limit			150,000,000
Other outstanding debt limit			$ 20,000,000
Amount outstanding during period	33,900,000			$ 900,000
Unused borrowing availability under the revolving facility	181,100,000			104,100,000
Unused borrowing availability under finance lease obligations	$ 28,600,000			$ 29,600,000
Number of financial covenants | covenant	2
Senior leverage ratio, step-up	0.50
Fixed charge ratio	1.15
Revolver | Credit Facility | Minimum
Line of Credit Facility [Line Items]
Standby fees percentage	0.40%
Revolver | Credit Facility | Maximum
Line of Credit Facility [Line Items]
Standby fees percentage	0.75%
Revolver | Credit Facility | Debt covenant period, tranche two
Line of Credit Facility [Line Items]
Senior leverage ratio	3.0